Provisions	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
PROVISIONS
21.	PROVISIONS

	2025	2024
	US$	US$
Provision for reinstatement costs	44,502	71,274
Provision for defined benefit obligations	141,489	185,274
As at December 31	185,991	256,548
Provision for reinstatement costs
As at January 1	71,274	71,872
Additional provision	-	3,855
Reversal of provision	(30,769)	(5,781)
Increase in discounted amounts arising from the passage of time	224	1,772
Exchange realignment	3,773	(444)
As at December 31	44,502	71,274
Portion classified as current liabilities	(44,502)	(71,274)
Non-current portion	-	-

The Group has certain leases of office properties with clauses of reinstatement of alteration at the end of these leases. The provision for the reinstatement costs of these office properties was estimated based on reinstatement quotes obtained by the Group.

Provision for defined benefit obligations

The Group made provisions for defined benefit obligations in respect of termination benefits and pursuant to applicable labor laws in corresponding jurisdictions. According to the law, employees are entitled to termination benefits upon dismissal or retirement.

The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and discount rates. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on government bonds with a term that is consistent with the estimated term of the termination benefit obligation.

The most recent actuarial valuations of the estimated liabilities for employee benefits were carried out by E. M. Zalamea Actuarial Services, Inc. for the Group’s subsidiaries in the Philippines using the projected unit credit actuarial valuation method for the years ended December 31, 2025 and 2024.

The principal actuarial assumptions used as at the end of the reporting period are as follows:

	2025	2024
Discount rate (%)	6.59	6.07 - 6.08
Expected rate of salary increases (%)	6.00	6.00

A quantitative sensitivity analysis for significant assumptions as at the end of the reporting period is shown below:

		Increase/		Increase/
		(decrease)		(decrease)
		in defined		in defined
	Increase	benefit	Decrease	benefit
	in rate	obligations	in rate	obligations
	%	US$	%	US$
2025
Discount rate	1	(26,792)	1	33,907
Future annual salary increases	1	33,761	1	(27,152)
2024
Discount rate	1	(33,908)	1	43,318
Future annual salary increases	1	42,894	1	(34,214)

The sensitivity analysis estimates the impact on defined benefit obligations from reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on changing one assumption at a time, keeping all other assumptions constant, and it may not be representative of an actual change in the defined benefit obligations as it is unlikely that changes in assumptions would occur in isolation from one another.

The total expenses recognized in the consolidated statements of loss and other comprehensive income/(loss) in respect of the plan are as follows:

	2025	2024	2023
	US$	US$	US$
Current service cost	51,272	67,548	49,109
Interest cost	11,330	11,583	7,563
Net benefit expenses recognized in general, administrative and other operating expenses	62,602	79,131	56,672

The movements in the defined benefit obligations classified as non-current liabilities are as follows:

	2025	2024
	US$	US$
At January 1	185,274	194,260
Current service cost	51,271	67,548
Interest cost	11,330	11,583
Benefits paid	(17,726)	(74,016)
Remeasurement losses/(gains) debited/(credited) to other comprehensive income/(loss) arising from:
Changes in financial assumptions	(16,967)	4,147
Experience adjustments	(69,520)	(19,632)
Exchange realignment	(2,173)	1,384
At December 31	141,489	185,274